OPERATING SEGMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Segment		Dec. 31, 2012		Dec. 31, 2011
OPERATING SEGMENTS [Abstract]
Number of reportable segments	2
Selected financial information for reportable segments [Abstract]
Total assets	$ 2,209,943,000		$ 2,023,867,000		$ 2,307,406,000
Interest income	87,121,000		99,398,000		114,762,000
Net interest income	77,959,000		86,255,000		94,569,000
Provision for loan losses	(3,988,000)		6,887,000		27,946,000
Income (loss) before income tax	22,658,000		26,198,000		(20,412,000)
Net income (loss)	77,509,000		26,198,000		(20,200,000)
IB [Member]
Selected financial information for reportable segments [Abstract]
Total assets	2,104,550,000		1,885,807,000		2,132,736,000
Interest income	76,018,000		84,760,000		93,310,000
Net interest income	71,496,000		77,919,000		81,224,000
Provision for loan losses	(3,891,000)		6,895,000		27,972,000
Income (loss) before income tax	29,605,000		27,379,000		(11,137,000)
Net income (loss)	74,313,000		28,260,000		(12,768,000)
Reversal of valuation allowance on net deferred tax assets	47,100,000
Mepco [Member]
Selected financial information for reportable segments [Abstract]
Total assets	94,648,000		135,447,000		172,007,000
Interest income	11,103,000		14,638,000		21,452,000
Net interest income	8,780,000		11,115,000		16,074,000
Provision for loan losses	(97,000)		(8,000)		(26,000)
Income (loss) before income tax	(2,891,000)		2,591,000		(6,694,000)
Net income (loss)	(1,801,000)		1,710,000		(4,849,000)
Other [Member]
Selected financial information for reportable segments [Abstract]
Total assets	272,348,000	[1],[2]	192,343,000	[1],[2]	157,251,000	[1],[2]
Interest income	0	[1],[2]	0	[1],[2]	0	[1],[2]
Net interest income	(2,317,000)	[1],[2]	(2,779,000)	[1],[2]	(2,729,000)	[1],[2]
Provision for loan losses	0	[1],[2]	0	[1],[2]	0	[1],[2]
Income (loss) before income tax	(3,961,000)	[1],[2]	(3,677,000)	[1],[2]	(2,486,000)	[1],[2]
Net income (loss)	5,092,000	[1],[2]	(3,677,000)	[1],[2]	(2,488,000)	[1],[2]
Reversal of valuation allowance on net deferred tax assets	9,000,000
Elimination [Member]
Selected financial information for reportable segments [Abstract]
Total assets	(261,603,000)	[3]	(189,730,000)	[3]	(154,588,000)	[3]
Interest income	0	[3]	0	[3]	0	[3]
Net interest income	0	[3]	0	[3]	0	[3]
Provision for loan losses	0	[3]	0	[3]	0	[3]
Income (loss) before income tax	(95,000)	[3]	(95,000)	[3]	(95,000)	[3]
Net income (loss)	$ (95,000)	[3]	$ (95,000)	[3]	$ (95,000)	[3]

[1]	During 2013 IB and Other (parent company) include $47.1 million and $9.0 million, respectively of income tax benefit related to the reversal of the valuation allowance on our net deferred tax assets (see note #13).
[2]	Includes amounts relating to our parent company and certain insignificant operations.
[3]	Includes parent company's investment in subsidiaries and cash balances maintained at subsidiary.